Note 15 - Share-based Compensation and Employee Benefit Plans (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018	Mar. 25, 2017
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			100.00%
Defined Contribution Plan, Vesting Period			4 years
Defined Contribution Plan, Employer Discretionary Contribution Amount			$ 27,000	$ 33,000
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years		4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years		10 years
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0		0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0	0	586,950	44,500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 61,000		$ 97,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	317 days		324 days
Allocated Share-based Compensation Expense, Total	$ 37,000	$ 9,000	$ 107,000	$ 29,000
2000 Stock Option Plan and 2005 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,850,000		2,850,000
Percent Of Fair Market Value Of Common Stock At Date Of Grant	100.00%		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	437,677		456,677
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.93	$ 0.83
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 205,000		$ 215,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 259 days		3 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	7,200	26,500	143,900	272,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 9,052	$ 33,000	$ 163,000	$ 315,000
Proceeds from Stock Options Exercised	0	0	0
Allocated Share-based Compensation Expense, Total	$ 20,000	$ 37,000	$ 251,000	$ 257,000